PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Funded Status of Plans (Details) - Defined benefit obligations - Pension plans - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	$ 93,597	$ 100,209	$ 91,148
Wholly unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	12,445	13,460
Wholly funded or partially funded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	$ 81,152	$ 86,749